Phoenix Investment Partners


                           SEMIANNUAL REPORT


                                                 JUNE 30, 2000


          ENGEMANN                             Phoenix-Engemann
                                               Balanced Return Fund


                                               Phoenix-Engemann
                                               Focus Growth Fund


                                               Phoenix-Engemann
                                               Nifty Fifty Fund


                                               Phoenix-Engemann
                                               Small & Mid-Cap
                                               Growth Fund


                                               Phoenix-Engemann
                                               Value 25 Fund



[LOGO] PHOENIX
       INVESTMENT PARTNERS

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:

  We are pleased to provide this semiannual financial summary for the Phoenix-Engemann Funds for the six months ended June 30, 2000.

  If you have any questions, please call your financial advisor or a Phoenix customer service representative at 1-800-243-1574 between 8:00 a.m. and 6:00 p.m. Eastern Time, Monday through Friday. You can also purchase or exchange shares, check your balance, and review your account history any time by visiting our INVESTOR CENTER at WWW.PHOENIXINVESTMENTS.COM.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin

JUNE 30, 2000

             Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

TABLE OF CONTENTS

Phoenix-Engemann Balanced Return Fund.......................         3
Phoenix-Engemann Focus Growth Fund..........................         9
Phoenix-Engemann Nifty Fifty Fund...........................        15
Phoenix-Engemann Small & Mid-Cap Growth Fund................        21
Phoenix-Engemann Value 25 Fund..............................        28
Notes to Financial Statements...............................        33

PHOENIX-ENGEMANN BALANCED RETURN FUND

                          INVESTMENTS AT JUNE 30, 2000
                                  (UNAUDITED)

                                STANDARD     PAR
                                & POOR'S    VALUE
                                 RATING     (000)        VALUE
                                --------   --------   ------------
U.S. GOVERNMENT SECURITIES--40.5%
U.S. TREASURY BONDS--20.1%
U.S. Treasury Bonds 9.25%,
2/15/16.......................    AAA      $ 30,000   $ 38,868,750

U.S. TREASURY NOTES--20.4%
U.S. Treasury Notes 6.50%,
8/15/05.......................    AAA        39,000     39,414,375
------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $77,819,963)                           78,283,125
------------------------------------------------------------------


                                            SHARES
                                           --------
COMMON STOCKS--53.9%

BROADCASTING (TELEVISION, RADIO & CABLE)--0.6%
Clear Channel Communications,
Inc.(b).......................               15,000      1,125,000

COMMUNICATIONS EQUIPMENT--2.3%
Lucent Technologies, Inc......               47,000      2,784,750
Tellabs, Inc.(b)..............               25,000      1,710,937
                                                      ------------
                                                         4,495,687
                                                      ------------

COMPUTERS (HARDWARE)--3.1%
International Business
Machines Corp.................               26,000      2,848,625
Sun Microsystems, Inc.(b).....               34,000      3,091,875
                                                      ------------
                                                         5,940,500
                                                      ------------

COMPUTERS (NETWORKING)--3.7%
Cisco Systems, Inc.(b)........              112,000      7,119,000
COMPUTERS (PERIPHERALS)--3.1%
EMC Corp.(b)..................               78,000      6,001,125
COMPUTERS (SOFTWARE & SERVICES)--6.3%
America Online, Inc.(b).......               47,000      2,479,250
BEA Systems, Inc.(b)..........               12,000        593,250
BMC Software, Inc.(b).........               40,000      1,459,375
Microsoft Corp.(b)............               40,000      3,200,000
Oracle Corp.(b)...............               23,000      1,933,437
VERITAS Software Corp.(b).....               12,000      1,356,187

                                            SHARES       VALUE
                                           --------   ------------
COMPUTERS (SOFTWARE & SERVICES)--CONTINUED
Yahoo!, Inc.(b)...............               10,000   $  1,238,750
                                                      ------------
                                                        12,260,249
                                                      ------------

ELECTRICAL EQUIPMENT--0.8%
Solectron Corp.(b)............               35,000      1,465,625

ELECTRONICS (SEMICONDUCTORS)--7.3%
Intel Corp....................               39,000      5,213,812
JDS Uniphase Corp.(b).........               10,000      1,198,750
Maxim Integrated Products,
Inc.(b).......................               25,000      1,698,438
Texas Instruments, Inc........               88,000      6,044,500
                                                      ------------
                                                        14,155,500
                                                      ------------

ENTERTAINMENT--0.8%
Viacom, Inc. Class B(b).......               22,000      1,500,125

FINANCIAL (DIVERSIFIED)--1.7%
American Express Co...........               21,000      1,094,625
Citigroup, Inc................               35,500      2,138,875
                                                      ------------
                                                         3,233,500
                                                      ------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--8.2%
Genentech, Inc.(b)............                8,000      1,376,000
Merck & Co., Inc..............               30,000      2,298,750
Pfizer, Inc...................              233,750     11,220,000
Pharmacia Corp................               20,000      1,033,750
                                                      ------------
                                                        15,928,500
                                                      ------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--3.2%
Guidant Corp.(b)..............               44,000      2,178,000
Medtronic, Inc................               81,000      4,034,813
                                                      ------------
                                                         6,212,813
                                                      ------------

LODGING-HOTELS--0.5%
Carnival Corp.................               50,000        975,000

MANUFACTURING (DIVERSIFIED)--1.0%
Tyco International Ltd........               40,000      1,895,000

RETAIL (BUILDING SUPPLIES)--1.8%
Home Depot, Inc. (The)........               69,000      3,445,688

                       See Notes to Financial Statements                       3

Phoenix-Engemann Balanced Return Fund

                                            SHARES       VALUE
                                           --------   ------------
RETAIL (DRUG STORES)--0.6%
Walgreen Co...................               36,000   $  1,158,750
RETAIL (GENERAL MERCHANDISE)--2.6%
Costco Wholesale Corp.(b).....               60,000      1,980,000
Target Corp...................               28,000      1,624,000
Wal-Mart Stores, Inc..........               25,000      1,440,625
                                                      ------------
                                                         5,044,625
                                                      ------------

RETAIL (SPECIALTY)--0.5%
Staples, Inc.(b)..............               68,000      1,045,500
SERVICES (ADVERTISING/MARKETING)--1.0%
Interpublic Group of Cos.,
Inc. (The)....................               43,000      1,849,000

SERVICES (COMPUTER SYSTEMS)--1.4%
Electronic Data Systems
Corp..........................               65,000      2,681,250

                                            SHARES       VALUE
                                           --------   ------------

TELECOMMUNICATIONS (LONG DISTANCE)--3.4%
WorldCom, Inc.(b).............              143,000   $  6,560,125
------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $62,822,218)                          104,092,562
------------------------------------------------------------------

TOTAL INVESTMENTS--94.4%
(IDENTIFIED COST $140,642,181)                                   182,375,687(a)
Cash and receivables, less liabilities--5.6%                      10,867,389
                                                                ------------
NET ASSETS--100.0%                                              $193,243,076
                                                                ============

(a)                     Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $46,775,470 and gross depreciation of $5,041,964 for
                        federal income tax purposes. At June 30, 2000, the aggregate cost of securities for federal income tax purposes was
                        $140,642,181.
(b)                     Non-income producing.

4                      See Notes to Financial Statements

Phoenix-Engemann Balanced Return Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2000
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $140,642,181)     $182,375,687
Cash                                    8,872,194
Receivables
  Dividends and interest                2,054,139
  Fund shares sold                        543,446
                                     ------------
    Total assets                      193,845,466
                                     ------------
LIABILITIES
Payables
  Fund shares repurchased                 180,779
  Distribution fee                        217,978
  Investment advisory fee                 113,751
  Administration fee                       66,757
  Trustees' fee                             5,290
Accrued expenses                           17,835
                                     ------------
    Total liabilities                     602,390
                                     ------------
NET ASSETS                           $193,243,076
                                     ============
NET ASSETS CONSIST OF:
Capital paid in on shares of
  beneficial interest                $133,824,932
Undistributed net investment income       928,366
Accumulated net realized gain          16,756,272
Net unrealized appreciation            41,733,506
                                     ------------
NET ASSETS                           $193,243,076
                                     ============
CLASS A
Shares of beneficial interest
  outstanding, $1.00 par value,
  unlimited authorization (Net
  Assets $135,687,891)                  3,340,463
Net asset value per share                  $40.62
Offering price per share
  $40.62/(1-5.75%)                         $43.10
CLASS B
Shares of beneficial interest
  outstanding, $1.00 par value,
  unlimited authorization (Net
  Assets $35,385,174)                     889,495
Net asset value and offering price
  per share                                $39.78
CLASS C
Shares of beneficial interest
  outstanding, $1.00 par value,
  unlimited authorization (Net
  Assets $22,170,011)                     556,193
Net asset value and offering price
  per share                                $39.86

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2000
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                               $2,263,379
Dividends                                 171,218
                                       ----------
    Total investment income             2,434,597
                                       ----------
EXPENSES
Investment advisory fee                   654,892
Distribution fee, Class A                 160,008
Distribution fee, Class B                 160,443
Distribution fee, Class C                  99,565
Administration                            412,829
Professional                               10,537
Trustees                                    7,957
                                       ----------
    Total expenses                      1,506,231
                                       ----------
NET INVESTMENT INCOME                     928,366
                                       ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain on securities        16,773,638
Net change in unrealized appreciation
  (depreciation) on investments        (9,558,794)
                                       ----------
NET GAIN ON INVESTMENTS                 7,214,844
                                       ----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                      $8,143,210
                                       ==========

                       See Notes to Financial Statements                       5

Phoenix-Engemann Balanced Return Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six Months
                                                                   Ended
                                                                  6/30/00        Year Ended
                                                                (Unaudited)       12/31/99
                                                                ------------    ------------
FROM OPERATIONS
  Net investment income (loss)                                  $    928,366    $    489,187
  Net realized gain (loss)                                        16,773,638       5,917,606
  Net change in unrealized appreciation (depreciation)            (9,558,794)     17,431,518
                                                                ------------    ------------
  INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 8,143,210      23,838,311
                                                                ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                                          --        (489,187)
  Net realized gains, Class A                                             --      (6,406,492)
  Net realized gains, Class B                                             --      (1,606,363)
  Net realized gains, Class C                                             --        (906,849)
  In excess of net investment income, Class A                             --         (25,941)
  In excess of net realized gains, Class A                                --         (29,581)
  In excess of net realized gains, Class B                                --          (7,417)
  In excess of net realized gains, Class C                                --          (4,187)
                                                                ------------    ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS               --      (9,476,017)
                                                                ------------    ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (639,789 and 1,413,697
    shares, respectively)                                         25,420,047      51,433,069
  Net asset value of shares issued from reinvestment of
    distributions
    (0 and 167,310 shares, respectively)                                  --       6,421,251
  Cost of shares repurchased (482,130 and 483,447 shares,
    respectively)                                                (19,000,535)    (17,823,682)
                                                                ------------    ------------
Total                                                              6,419,512      40,030,638
                                                                ------------    ------------
CLASS B
  Proceeds from sales of shares (174,879 and 521,062 shares,
    respectively)                                                  6,770,307      18,703,613
  Net asset value of shares issued from reinvestment of
    distributions
    (0 and 37,162 shares, respectively)                                   --       1,402,126
  Cost of shares repurchased (87,340 and 91,202 shares,
    respectively)                                                 (3,417,537)     (3,292,239)
                                                                ------------    ------------
Total                                                              3,352,770      16,813,500
                                                                ------------    ------------
CLASS C
  Proceeds from sales of shares (139,547 and 263,121 shares,
    respectively)                                                  5,372,473       9,526,650
  Net asset value of shares issued from reinvestment of
    distributions
    (0, and 21,486 shares, respectively)                                  --         812,372
  Cost of shares repurchased (50,540 and 38,401 shares,
    respectively)                                                 (1,959,057)     (1,373,573)
                                                                ------------    ------------
Total                                                              3,413,416       8,965,449
                                                                ------------    ------------
  NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS                                                  13,185,698      65,809,587
                                                                ------------    ------------
  NET INCREASE (DECREASE) IN NET ASSETS                           21,328,908      80,171,881
NET ASSETS
  Beginning of period                                            171,914,168      91,742,287
                                                                ------------    ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF $928,366 AND $0, RESPECTIVELY]             $193,243,076    $171,914,168
                                                                ============    ============

6                      See Notes to Financial Statements

Phoenix-Engemann Balanced Return Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                 CLASS A
                                            ----------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                              YEAR ENDED DECEMBER 31,
                                              6/30/00         ----------------------------------------------------------------
                                            (UNAUDITED)           1999          1998          1997          1996          1995
Net asset value, beginning of period         $  38.80         $  34.83       $ 29.05       $ 28.08       $ 25.39       $ 20.54
INCOME FROM INVESTMENT OPERATIONS(4)
  Net investment income (loss)                   0.24             0.21(1)       0.40          0.30(1)       0.29(1)       0.27(1)
  Net realized and unrealized gain (loss)        1.58             6.07          8.03          4.98          4.23          5.31
                                             --------         --------       -------       -------       -------       -------
      TOTAL FROM INVESTMENT OPERATIONS           1.82             6.28          8.43          5.28          4.52          5.58
                                             --------         --------       -------       -------       -------       -------
LESS DISTRIBUTIONS
  Dividends from net investment income             --            (0.16)        (0.40)        (0.32)        (0.30)        (0.29)
  Dividends from net realized gains                --            (2.13)        (2.25)        (3.99)        (1.53)        (0.44)
  In excess of net investment income               --            (0.01)           --            --            --            --
  In excess of net realized gains                  --            (0.01)           --            --            --            --
                                             --------         --------       -------       -------       -------       -------
      TOTAL DISTRIBUTIONS                          --            (2.31)        (2.65)        (4.31)        (1.83)        (0.73)
                                             --------         --------       -------       -------       -------       -------
Change in net asset value                        1.82             3.97          5.78          0.97          2.69          4.85
                                             --------         --------       -------       -------       -------       -------
NET ASSET VALUE, END OF PERIOD               $  40.62         $  38.80       $ 34.83       $ 29.05       $ 28.08       $ 25.39
                                             ========         ========       =======       =======       =======       =======
Total return(2)                                  4.69%(6)        18.10%        29.12%        18.98%        17.78%        27.18%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $135,688         $123,482       $72,620       $56,610       $51,947       $52,028

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                             1.46%(5)         1.56%         1.63%          1.7%(3)       2.0%(3)       2.1%
  Net investment income (loss)                   1.25%(5)         0.58%         1.15%          1.0%          1.1%          1.2%
Portfolio turnover                                 29%(6)           41%          124%         40.3%         35.1%         51.1%

         (1)            Computed using average shares outstanding.
         (2) Maximum sales load is not reflected in the total return calculation.
         (3) If the investment adviser had not waived fees and reimbursed expenses, the ratios of operating expenses to average net assets would have been 1.70% and 2.10% for the periods ended December 31, 1997 and 1996, respectively.
         (4)            Distributions are made in accordance with the prospectus;
                        however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
         (5)            Annualized.
         (6)            Not annualized.

                       See Notes to Financial Statements                       7

Phoenix-Engemann Balanced Return Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                               CLASS B
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                            YEAR ENDED DECEMBER 31,
                                              6/30/00         ------------------------------------------------------------
                                            (UNAUDITED)          1999          1998         1997         1996         1995
Net asset value, beginning of period          $ 38.13         $ 34.37       $ 28.76       $27.85       $25.26       $20.49
INCOME FROM INVESTMENT OPERATIONS(4)
  Net investment income (loss)                   0.09           (0.06)(1)      0.13         0.08(1)      0.09(1)      0.08(1)
  Net realized and unrealized gain (loss)        1.56            5.96          7.91         4.93         4.16         5.29
                                              -------         -------       -------       ------       ------       ------
      TOTAL FROM INVESTMENT OPERATIONS           1.65            5.90          8.04         5.01         4.25         5.37
                                              -------         -------       -------       ------       ------       ------
LESS DISTRIBUTIONS
  Dividends from net investment income             --              --         (0.18)       (0.11)       (0.13)       (0.16)
  Dividends from net realized gains                --           (2.13)        (2.25)       (3.99)       (1.53)       (0.44)
  In excess of net realized gains                  --           (0.01)           --           --           --           --
                                              -------         -------       -------       ------       ------       ------
      TOTAL DISTRIBUTIONS                          --           (2.14)        (2.43)       (4.10)       (1.66)       (0.60)
                                              -------         -------       -------       ------       ------       ------
Change in net asset value                        1.65            3.76          5.61         0.91         2.59         4.77
                                              -------         -------       -------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                $ 39.78         $ 38.13       $ 34.37       $28.76       $27.85       $25.26
                                              =======         =======       =======       ======       ======       ======
Total return(2)                                  4.33%(6)      17.22%         28.06%       18.15%       16.82%       26.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $35,385         $30,580       $11,512       $7,125       $4,609       $2,721

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                             2.21%(5)       2.30%          2.38%         2.4%(3)      2.7%(3)      2.9%
  Net investment income (loss)                   0.50%(5)      (0.16)%         0.39%         0.3%         0.3%         0.3%
Portfolio turnover                                 29%(6)         41%           124%        40.3%        35.1%        51.1%

                                                                               CLASS C
                                            -----------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                            YEAR ENDED DECEMBER 31,
                                              6/30/00         -----------------------------------------------------------
                                            (UNAUDITED)          1999         1998         1997         1996         1995
Net asset value, beginning of period          $ 38.21         $ 34.44       $28.80       $27.88       $25.28       $20.48
INCOME FROM INVESTMENT OPERATIONS(4)
  Net investment income (loss)                   0.09           (0.06)(1)     0.14         0.08(1)      0.09(1)      0.07(1)
  Net realized and unrealized gain (loss)        1.56            5.97         7.92         4.92         4.16         5.30
                                              -------         -------       ------       ------       ------       ------
      TOTAL FROM INVESTMENT OPERATIONS           1.65            5.91         8.06         5.00         4.25         5.37
                                              -------         -------       ------       ------       ------       ------
LESS DISTRIBUTIONS
  Dividends from net investment income             --              --        (0.17)       (0.09)       (0.12)       (0.13)
  Dividends from net realized gains                --           (2.13)       (2.25)       (3.99)       (1.53)       (0.44)
  In excess of net realized gains                  --           (0.01)          --           --           --           --
                                              -------         -------       ------       ------       ------       ------
      TOTAL DISTRIBUTIONS                          --           (2.14)       (2.42)       (4.08)       (1.65)       (0.57)
                                              -------         -------       ------       ------       ------       ------
Change in net asset value                        1.65            3.77         5.64         0.92         2.60         4.80
                                              -------         -------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                $ 39.86         $ 38.21       $34.44       $28.80       $27.88       $25.28
                                              =======         =======       ======       ======       ======       ======
Total return(2)                                  4.32%(6)      17.22%        28.07%       18.11%       16.79%       26.23%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $22,170         $17,852       $7,610       $5,581       $4,183       $2,809

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                             2.21%(5)       2.30%         2.38%         2.4%(3)      2.7%(3)      2.9%
  Net investment income (loss)                   0.50%(5)      (0.16)%        0.39%         0.3%         0.3%         0.3%
Portfolio turnover                                 29%(6)         41%          124%        40.3%        35.1%        51.1%

         (1)            Computed using average shares outstanding.
         (2) Maximum sales load is not reflected in the total return calculation.
         (3) If the investment adviser had not waived fees and reimbursed expenses, the ratios of operating expenses to average net assets would have been 2.50% and 2.80% for the periods ended December 31, 1997 and 1996, respectively.
         (4)            Distributions are made in accordance with the prospectus;
                        however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
         (5)            Annualized.
         (6)            Not annualized.

8                      See Notes to Financial Statements

PHOENIX-ENGEMANN FOCUS GROWTH FUND

                          INVESTMENTS AT JUNE 30, 2000
                                  (UNAUDITED)

                                             SHARES        VALUE
                                            ---------   ------------
COMMON STOCKS--93.4%

BROADCASTING (TELEVISION, RADIO & CABLE)--3.0%
Clear Channel Communications,
Inc.(b)...............................        314,000   $ 23,550,000

COMMUNICATIONS EQUIPMENT--5.9%
Lucent Technologies, Inc..............        396,000     23,463,000
Tellabs, Inc.(b)......................        344,100     23,549,344
                                                        ------------
                                                          47,012,344
                                                        ------------

COMPUTERS (HARDWARE)--5.0%
Dell Computer Corp.(b)................        300,000     14,793,750
Sun Microsystems, Inc.(b).............        269,000     24,462,187
                                                        ------------
                                                          39,255,937
                                                        ------------

COMPUTERS (NETWORKING)--10.0%
Cisco Systems, Inc.(b)................      1,184,448     75,286,476
Genuity, Inc.(b)......................        385,500      3,529,734
                                                        ------------
                                                          78,816,210
                                                        ------------
COMPUTERS (PERIPHERALS)--4.6%
EMC Corp.(b)..........................        468,000     36,006,750

COMPUTERS (SOFTWARE & SERVICES)--8.6%
America Online, Inc.(b)...............        584,000     30,806,000
Microsoft Corp.(b)....................        221,600     17,728,000
Oracle Corp.(b).......................        150,000     12,609,375
Yahoo!, Inc.(b).......................         58,000      7,184,750
                                                        ------------
                                                          68,328,125
                                                        ------------

ELECTRICAL EQUIPMENT--3.4%
General Electric Co...................        510,000     27,030,000

ELECTRONICS (SEMICONDUCTORS)--23.4%
Broadcom Corp. Class A(b).............        106,000     23,207,375
Intel Corp............................        252,800     33,796,200
JDS Uniphase Corp.(b).................        460,000     55,142,500
Texas Instruments, Inc................        718,400     49,345,100
Xilinx, Inc.(b).......................        278,000     22,952,375
                                                        ------------
                                                         184,443,550
                                                        ------------

                                             SHARES        VALUE
                                            ---------   ------------

EQUIPMENT (SEMICONDUCTORS)--0.9%
Applied Materials, Inc.(b)............         82,000   $  7,431,250

FINANCIAL (DIVERSIFIED)--4.4%
American Express Co...................        282,000     14,699,250
Citigroup, Inc........................        330,000     19,882,500
                                                        ------------
                                                          34,581,750
                                                        ------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--8.5%
Genentech, Inc.(b)....................         86,000     14,792,000
Merck & Co., Inc......................        208,200     15,953,325
Pfizer, Inc...........................        754,300     36,206,400
                                                        ------------
                                                          66,951,725
                                                        ------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--1.9%
Medtronic, Inc........................        300,200     14,953,712

INVESTMENT BANKING/BROKERAGE--3.8%
Goldman Sachs Group, Inc. (The).......        100,000      9,487,500
Merrill Lynch & Co., Inc..............        176,000     20,240,000
                                                        ------------
                                                          29,727,500
                                                        ------------

RETAIL (BUILDING SUPPLIES)--2.4%
Home Depot, Inc. (The)................        375,000     18,726,563

RETAIL (GENERAL MERCHANDISE)--2.7%
Costco Wholesale Corp.(b).............        190,000      6,270,000
Wal-Mart Stores, Inc..................        259,000     14,924,875
                                                        ------------
                                                          21,194,875
                                                        ------------

RETAIL (SPECIALTY)--0.9%
Bed Bath & Beyond, Inc.(b)............        205,000      7,431,250

TELECOMMUNICATIONS (LONG DISTANCE)--3.1%
WorldCom, Inc.(b).....................        526,500     24,153,188

TRUCKERS--0.9%
United Parcel Service, Inc. Class B...        119,500      7,050,500
--------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $303,063,413)                           736,645,229
--------------------------------------------------------------------

                       See Notes to Financial Statements                       9

Phoenix-Engemann Focus Growth Fund

                                             SHARES        VALUE
                                            ---------   ------------
FOREIGN COMMON STOCKS--3.7%

COMMUNICATIONS EQUIPMENT--3.7%
Nokia Oyj Sponsored ADR (Finland).....        385,000   $ 19,225,938
Nortel Networks Corp. (Canada)........        150,000     10,237,500
                                                        ------------
                                                          29,463,438
                                                        ------------
--------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $21,616,922)                             29,463,438
--------------------------------------------------------------------

TOTAL INVESTMENTS--97.1%
(IDENTIFIED COST $324,680,335)                                   766,108,667(a)
Cash and receivables, less liabilities--2.9%                      22,761,138
                                                                ------------
NET ASSETS--100.0%                                              $788,869,805
                                                                ============

(a)                     Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $444,476,035 and gross depreciation of $3,047,703 for
                        federal income tax purposes. At June 30, 2000, the aggregate cost of securities for federal income tax purposes was
                        $324,680,335.
(b)                     Non-income producing.

10                     See Notes to Financial Statements

Phoenix-Engemann Focus Growth Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2000
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $324,680,335)                              $  766,108,667
Cash                                                              26,139,508
Receivables
  Fund shares sold                                                   277,365
  Dividends and interest                                             220,216
                                                              --------------
    Total assets                                                 792,745,756
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                  1,697,972
  Fund shares repurchased                                            648,970
  Distribution fee                                                   773,134
  Investment advisory fee                                            492,845
  Administration fee                                                 236,981
  Trustees' fee                                                        5,290
Accrued expenses                                                      20,759
                                                              --------------
    Total liabilities                                              3,875,951
                                                              --------------
NET ASSETS                                                    $  788,869,805
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 320,733,356
Undistributed net investment loss                                 (4,411,398)
Accumulated net realized gain                                     31,119,515
Net unrealized appreciation                                      441,428,332
                                                              --------------
NET ASSETS                                                    $  788,869,805
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $624,985,000)               18,502,259
Net asset value per share                                             $33.78
Offering price per share $33.78/(1-5.75%)                             $35.84
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $103,762,843)                3,309,979
Net asset value and offering price per share                          $31.35
CLASS C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $60,121,962)                 1,917,952
Net asset value and offering price per share                          $31.35

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2000
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                     $     929,418
Interest                                                            755,528
                                                              -------------
    Total investment income                                       1,684,946
                                                              -------------
EXPENSES
Investment advisory fee                                           2,970,866
Distribution fee, Class A                                           760,624
Distribution fee, Class B                                           522,506
Distribution fee, Class C                                           288,382
Administration                                                    1,531,730
Professional                                                         14,280
Trustees                                                              7,956
                                                              -------------
    Total expenses                                                6,096,344
                                                              -------------
NET INVESTMENT LOSS                                              (4,411,398)
                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                  28,756,176
Net realized gain on written options                              2,363,339
Net change in unrealized appreciation (depreciation) on
  investments                                                   (14,541,870)
                                                              -------------
NET GAIN ON INVESTMENTS                                          16,577,645
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $  12,166,247
                                                              =============

                       See Notes to Financial Statements                      11

Phoenix-Engemann Focus Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six Months
                                                                   Ended
                                                                  6/30/00        Year Ended
                                                                (Unaudited)       12/31/99
                                                                ------------    ------------
FROM OPERATIONS
  Net investment income (loss)                                  $ (4,411,398)   $ (7,242,469)
  Net realized gain (loss)                                        31,119,515      86,481,655
  Net change in unrealized appreciation (depreciation)           (14,541,870)    184,957,338
                                                                ------------    ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                    12,166,247     264,196,524
                                                                ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gains, Class A                                             --    (103,359,347)
  Net realized gains, Class B                                             --     (18,563,891)
  Net realized gains, Class C                                             --      (9,894,149)
  In excess of net realized gains, Class A                                --      (2,793,835)
  In excess of net realized gains, Class B                                --        (501,788)
  In excess of net realized gains, Class C                                --        (267,443)
                                                                ------------    ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS               --    (135,380,453)
                                                                ------------    ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (1,839,722 and 2,437,653
    shares, respectively)                                         61,316,497      77,978,236
  Net asset value of shares issued from reinvestment of
    distributions
    (0 and 2,932,699 shares, respectively)                                --      95,019,463
  Cost of shares repurchased (2,029,684 and 3,126,770
    shares, respectively)                                        (67,801,234)    (98,805,876)
                                                                ------------    ------------
Total                                                             (6,484,737)     74,191,823
                                                                ------------    ------------
CLASS B
  Proceeds from sales of shares (344,066 and 672,999 shares,
    respectively)                                                 10,548,325      19,484,473
  Net asset value of shares issued from reinvestment of
    distributions
    (0 and 575,602 shares, respectively)                                  --      17,377,421
  Cost of shares repurchased (469,109 and 402,631 shares,
    respectively)                                                (14,475,653)    (11,482,014)
                                                                ------------    ------------
Total                                                             (3,927,328)     25,379,880
                                                                ------------    ------------
CLASS C
  Proceeds from sales of shares (249,747 and 417,135 shares,
    respectively)                                                  7,684,020      12,312,851
  Net asset value of shares issued from reinvestment of
    distributions
    (0 and 308,840 shares, respectively)                                  --       9,323,884
  Cost of shares repurchased (162,766 and 251,773 shares,
    respectively)                                                 (5,025,209)     (7,279,393)
                                                                ------------    ------------
Total                                                              2,658,811      14,357,342
                                                                ------------    ------------
  NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS                                                  (7,753,254)    113,929,045
                                                                ------------    ------------
  NET INCREASE (DECREASE) IN NET ASSETS                            4,412,993     242,745,116
NET ASSETS
  Beginning of period                                            784,456,812     541,711,696
                                                                ------------    ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF
    ($4,411,398) AND $0, RESPECTIVELY]                          $788,869,805    $784,456,812
                                                                ============    ============

12                     See Notes to Financial Statements

Phoenix-Engemann Focus Growth Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                   CLASS A
                                            --------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                                YEAR ENDED DECEMBER 31,
                                              6/30/00         --------------------------------------------------------------------
                                            (UNAUDITED)           1999           1998           1997           1996           1995
Net asset value, beginning of period         $  33.24         $  26.82       $  20.43       $  21.94       $  19.28       $  15.40
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)               (0.16)           (0.31)         (0.16)         (0.16)         (0.14)         (0.06)
  Net realized and unrealized gain (loss)        0.70            13.48           7.76           3.51           4.47           4.24
                                             --------         --------       --------       --------       --------       --------
      TOTAL FROM INVESTMENT OPERATIONS           0.54            13.17           7.60           3.35           4.33           4.18
                                             --------         --------       --------       --------       --------       --------
LESS DISTRIBUTIONS
  Dividends from net investment income             --               --             --             --             --             --
  Dividends from net realized gains                --            (6.57)         (1.21)         (4.86)         (1.67)         (0.30)
  In excess of net realized gains                  --            (0.18)            --             --             --             --
                                             --------         --------       --------       --------       --------       --------
      TOTAL DISTRIBUTIONS                          --            (6.75)         (1.21)         (4.86)         (1.67)         (0.30)
                                             --------         --------       --------       --------       --------       --------
Change in net asset value                        0.54             6.42           6.39          (1.51)          2.66           3.88
                                             --------         --------       --------       --------       --------       --------
NET ASSET VALUE, END OF PERIOD               $  33.78         $  33.24       $  26.82       $  20.43       $  21.94       $  19.28
                                             ========         ========       ========       ========       ========       ========
Total return(2)                                  1.62%(5)       49.74%         37.41%         16.04%         22.49%          27.16%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $624,985         $621,386       $441,146       $383,481       $426,785       $415,416

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                             1.42%(4)        1.54%          1.58%           1.6%(3)        1.6%(3)         1.6%
  Net investment income (loss)                  (0.99)%(4)      (1.04)%        (0.72)%         (0.7)%         (0.6)%          (0.3)%
Portfolio turnover                                 21%(5)          56%           119%          70.6%          70.1%           65.9%

         (1)            Computed using average shares outstanding.
         (2) Maximum sales load is not reflected in the total return calculation.
         (3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.60% and 1.60% for the periods ended December 31, 1997 and 1996, respectively.
         (4)            Annualized.
         (5)            Not annualized.

                       See Notes to Financial Statements                      13

Phoenix-Engemann Focus Growth Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                 CLASS B
                                            ----------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                              YEAR ENDED DECEMBER 31,
                                              6/30/00         ----------------------------------------------------------------
                                            (UNAUDITED)           1999          1998          1997          1996          1995
Net asset value, beginning of period         $  30.97         $  25.49       $ 19.61       $ 21.40       $ 18.99       $ 15.28
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)               (0.27)           (0.51)        (0.32)        (0.34)        (0.31)        (0.20)
  Net realized and unrealized gain (loss)        0.65            12.74          7.41          3.41          4.39          4.21
                                             --------         --------       -------       -------       -------       -------
      TOTAL FROM INVESTMENT OPERATIONS           0.38            12.23          7.09          3.07          4.08          4.01
                                             --------         --------       -------       -------       -------       -------
LESS DISTRIBUTIONS
  Dividends from net investment income             --               --            --            --            --            --
  Dividends from net realized gains                --            (6.57)        (1.21)        (4.86)        (1.67)        (0.30)
  In excess of net realized gains                  --            (0.18)           --            --            --            --
                                             --------         --------       -------       -------       -------       -------
      TOTAL DISTRIBUTIONS                          --            (6.75)        (1.21)        (4.86)        (1.67)        (0.30)
                                             --------         --------       -------       -------       -------       -------
Change in net asset value                        0.38             5.48          5.88         (1.79)         2.41          3.71
                                             --------         --------       -------       -------       -------       -------
NET ASSET VALUE, END OF PERIOD               $  31.35         $  30.97       $ 25.49       $ 19.61       $ 21.40       $ 18.99
                                             ========         ========       =======       =======       =======       =======
Total return(2)                                  1.23%(5)       48.64%        36.38%        15.13%        21.52%         26.26%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $103,763         $106,372       $65,986       $54,267       $49,444       $34,786

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                             2.17%(4)        2.29%         2.33%          2.4%(3)       2.3%(3)        2.4%
  Net investment income (loss)                  (1.74)%(4)      (1.78)%       (1.47)%        (1.5)%        (1.5)%         (1.1)%
Portfolio turnover                                 21%(5)          56%          119%         70.6%         70.1%          65.9%

                                                                                 CLASS C
                                            ---------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                              YEAR ENDED DECEMBER 31,
                                              6/30/00         ---------------------------------------------------------------
                                            (UNAUDITED)          1999          1998          1997          1996          1995
Net asset value, beginning of period          $ 30.97         $ 25.49       $ 19.61       $ 21.40       $ 18.99       $ 15.28
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)               (0.27)          (0.51)        (0.32)        (0.34)        (0.31)        (0.20)
  Net realized and unrealized gain (loss)        0.65           12.74          7.41          3.41          4.39          4.21
                                              -------         -------       -------       -------       -------       -------
      TOTAL FROM INVESTMENT OPERATIONS           0.38           12.23          7.09          3.07          4.08          4.01
                                              -------         -------       -------       -------       -------       -------
LESS DISTRIBUTIONS
  Dividends from net investment income             --              --            --            --            --            --
  Dividends from net realized gains                --           (6.57)        (1.21)        (4.86)        (1.67)        (0.30)
  In excess of net realized gains                  --           (0.18)           --            --            --            --
                                              -------         -------       -------       -------       -------       -------
      TOTAL DISTRIBUTIONS                          --           (6.75)        (1.21)        (4.86)        (1.67)        (0.30)
                                              -------         -------       -------       -------       -------       -------
Change in net asset value                        0.38            5.48          5.88         (1.79)         2.41          3.71
                                              -------         -------       -------       -------       -------       -------
NET ASSET VALUE, END OF PERIOD                $ 31.35         $ 30.97       $ 25.49       $ 19.61       $ 21.40       $ 18.99
                                              =======         =======       =======       =======       =======       =======
Total return(2)                                  1.23%(5)      48.64%        36.38%        15.13%        21.52%         26.26%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $60,122         $56,699       $34,580       $29,222       $27,239       $20,497

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                             2.17%(4)       2.29%         2.33%          2.4%(3)       2.3%(3)        2.4%
  Net investment income (loss)                  (1.74)%(4)     (1.78)%       (1.47)%        (1.5)%        (1.5)%         (1.1)%
Portfolio turnover                                 21%(5)         56%          119%         70.6%         70.1%          65.9%

         (1)            Computed using average shares outstanding.
         (2) Maximum sales load is not reflected in the total return calculation.
         (3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.40% and 2.40% for the periods ended December 31, 1997 and 1996, respectively.
         (4)            Annualized.
         (5)            Not annualized.

14                     See Notes to Financial Statements

PHOENIX-ENGEMANN NIFTY-FIFTY FUND

                          INVESTMENTS AT JUNE 30, 2000
                                  (UNAUDITED)

                                              SHARES       VALUE
                                             --------   ------------
COMMON STOCKS--95.3%

COMMUNICATIONS EQUIPMENT--7.7%
Lucent Technologies, Inc...............       370,000   $ 21,922,500
Motorola, Inc..........................       334,000      9,706,875
Tellabs, Inc.(b).......................       153,000     10,470,937
                                                        ------------
                                                          42,100,312
                                                        ------------
COMPUTERS (HARDWARE)--4.0%
Dell Computer Corp.(b).................       159,000      7,840,687
Sun Microsystems, Inc.(b)..............       153,000     13,913,437
                                                        ------------
                                                          21,754,124
                                                        ------------
COMPUTERS (NETWORKING)--5.9%
Cisco Systems, Inc.(b).................       506,748     32,210,170
COMPUTERS (PERIPHERALS)--7.2%
EMC Corp.(b)...........................       514,000     39,545,875

COMPUTERS (SOFTWARE & SERVICES)--8.8%
America Online, Inc.(b)................       185,000      9,758,750
BEA Systems, Inc.(b)...................       384,000     18,984,000
Microsoft Corp.(b).....................        63,800      5,104,000
Oracle Corp.(b)........................        75,000      6,304,687
VERITAS Software Corp.(b)..............        52,500      5,933,320
eBay, Inc.(b)..........................        36,000      1,955,250
                                                        ------------
                                                          48,040,007
                                                        ------------

ELECTRONICS (SEMICONDUCTORS)--13.0%
Intel Corp.............................       176,000     23,529,000
JDS Uniphase Corp.(b)..................        76,000      9,110,500
Maxim Integrated Products, Inc.(b).....       103,000      6,997,562
Texas Instruments, Inc.................       368,000     25,277,000
Xilinx, Inc.(b)........................        75,000      6,192,187
                                                        ------------
                                                          71,106,249
                                                        ------------

ENTERTAINMENT--2.5%
Time Warner, Inc.......................        65,000      4,940,000
Viacom, Inc. Class B(b)................        53,000      3,613,938
Walt Disney Co. (The)..................       135,000      5,239,688
                                                        ------------
                                                          13,793,626
                                                        ------------

                                              SHARES       VALUE
                                             --------   ------------

EQUIPMENT (SEMICONDUCTORS)--1.0%
Applied Materials, Inc.(b).............        59,000   $  5,346,875

FINANCIAL (DIVERSIFIED)--5.7%
American Express Co....................       231,000     12,040,875
Citigroup, Inc.........................       225,000     13,556,250
Morgan Stanley Dean Witter & Co........        65,000      5,411,250
                                                        ------------
                                                          31,008,375
                                                        ------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--12.3%
Genentech, Inc.(b).....................       105,000     18,060,000
Merck & Co., Inc.......................        75,600      5,792,850
Pfizer, Inc............................       694,600     33,340,800
Pharmacia Corp.........................       192,070      9,927,618
                                                        ------------
                                                          67,121,268
                                                        ------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--4.5%
Guidant Corp.(b).......................       167,000      8,266,500
Medtronic, Inc.........................       322,600     16,069,513
                                                        ------------
                                                          24,336,013
                                                        ------------

INVESTMENT BANKING/BROKERAGE--2.4%
Merrill Lynch & Co., Inc...............        54,000      6,210,000
Schwab (Charles) Corp. (The)...........       210,000      7,061,250
                                                        ------------
                                                          13,271,250
                                                        ------------

NATURAL GAS--0.5%
Enron Corp.............................        39,000      2,515,500

RAILROADS--3.7%
Kansas City Southern Industries,
Inc....................................       229,000     20,309,438

RESTAURANTS--1.1%
Starbucks Corp.(b).....................       155,000      5,919,063

RETAIL (BUILDING SUPPLIES)--2.0%
Home Depot, Inc. (The).................       223,500     11,161,031

RETAIL (FOOD CHAINS)--2.1%
Safeway, Inc.(b).......................       248,000     11,191,000

RETAIL (GENERAL MERCHANDISE)--3.3%
Costco Wholesale Corp.(b)..............       200,500      6,616,500

                       See Notes to Financial Statements                      15

Phoenix-Engemann Nifty-Fifty Fund

                                              SHARES       VALUE
                                             --------   ------------
RETAIL (GENERAL MERCHANDISE)--CONTINUED
Wal-Mart Stores, Inc...................       195,000   $ 11,236,875
                                                        ------------
                                                          17,853,375
                                                        ------------
RETAIL (SPECIALTY)--0.9%
Bed Bath & Beyond, Inc.(b).............       138,050      5,004,313
SERVICES (ADVERTISING/MARKETING)--0.9%
Interpublic Group of Cos., Inc.
(The)..................................       120,000      5,160,000
SERVICES (COMPUTER SYSTEMS)--2.6%
Electronic Data Systems Corp...........       350,000     14,437,500

SERVICES (DATA PROCESSING)--0.1%
Automatic Data Processing, Inc.........        10,000        535,625
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--1.0%
AT&T Wireless Group(b).................       200,000      5,575,000

TELECOMMUNICATIONS (LONG DISTANCE)--1.1%
WorldCom, Inc.(b)......................       132,500      6,078,438

TRUCKERS--1.0%
United Parcel Service, Inc. Class B....        92,000      5,428,000
--------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $303,377,991)                           520,802,427
--------------------------------------------------------------------

                                              SHARES       VALUE
                                             --------   ------------

FOREIGN COMMON STOCKS--3.1%

COMMUNICATIONS EQUIPMENT--3.1%
Nokia Oyj ADR (Finland)................       328,000   $ 16,379,500
Nortel Networks Corp. (Canada).........        10,000        682,500
                                                        ------------
                                                          17,062,000
                                                        ------------
--------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $16,609,032)                             17,062,000
--------------------------------------------------------------------

TOTAL INVESTMENTS--98.4%
(IDENTIFIED COST $319,987,023)                                   537,864,427(a)
Cash and receivables, less liabilities--1.6%                       8,798,540
                                                                ------------
NET ASSETS--100.0%                                              $546,662,967
                                                                ============

(a)                     Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $229,988,960 and gross depreciation of $12,212,402 for
                        federal income tax purposes. At June 30, 2000, the aggregate cost of securities for federal income tax purposes was
                        $320,087,869.
(b)                     Non-income producing.

16                     See Notes to Financial Statements

Phoenix-Engemann Nifty Fifty Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2000
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $319,987,023)     $537,864,427
Cash                                   10,540,089
Receivables
  Fund shares sold                      1,215,000
  Dividends and interest                  147,131
                                     ------------
    Total assets                      549,766,647
                                     ------------
LIABILITIES
Payables
  Investment securities purchase        1,203,794
  Fund shares repurchased                 614,042
  Distribution fee                        726,360
  Investment advisory fee                 355,400
  Administration fee                      178,203
  Trustees' fee                             5,290
Accrued expenses                           20,591
                                     ------------
    Total liabilities                   3,103,680
                                     ------------
NET ASSETS                           $546,662,967
                                     ============
NET ASSETS CONSIST OF:
Capital paid in on shares of
  beneficial interest                $262,876,116
Undistributed net investment loss      (3,745,120)
Accumulated net realized gain          69,654,567
Net unrealized appreciation           217,877,404
                                     ------------
NET ASSETS                           $546,662,967
                                     ============
CLASS A
Shares of beneficial interest
  outstanding, $1 par value,
  unlimited authorization (Net
  Assets $328,566,584)                  6,927,903
Net asset value per share                  $47.43
Offering price per share
  $47.43/(1-5.75%)                         $50.32
CLASS B
Shares of beneficial interest
  outstanding, $1 par value,
  unlimited authorization (Net
  Assets $140,999,555)                  3,153,322
Net asset value and offering price
  per share                                $44.71
CLASS C
Shares of beneficial interest
  outstanding, $1 par value,
  unlimited authorization (Net
  Assets $77,096,828)                   1,724,341
Net asset value and offering price
  per share                                $44.71

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2000
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                             $   757,075
Interest                                  279,586
Foreign Tax Withheld                       (9,429)
                                      -----------
    Total investment income             1,027,232
                                      -----------
EXPENSES
Investment advisory fee                 2,136,019
Distribution fee, Class A                 400,491
Distribution fee, Class B                 692,205
Distribution fee, Class C                 367,100
Administration                          1,157,219
Professional                               10,287
Trustees                                    9,031
                                      -----------
    Total expenses                      4,772,352
                                      -----------
NET INVESTMENT LOSS                    (3,745,120)
                                      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain on securities        71,916,568
Net change in unrealized
  appreciation (depreciation) on
  investments                         (54,309,586)
                                      -----------
NET GAIN ON INVESTMENTS                17,606,982
                                      -----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                     $13,861,862
                                      ===========

                       See Notes to Financial Statements                      17

Phoenix-Engemann Nifty Fifty Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six Months
                                                                   Ended
                                                                  6/30/00        Year Ended
                                                                (Unaudited)       12/31/99
                                                                ------------    ------------
FROM OPERATIONS
  Net investment income (loss)                                  $ (3,745,120)   $ (5,531,589)
  Net realized gain (loss)                                        71,916,568      40,441,424
  Net change in unrealized appreciation (depreciation)           (54,309,586)     93,107,575
                                                                ------------    ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                    13,861,862     128,017,410
                                                                ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gains, Class A                                             --     (32,506,365)
  Net realized gains, Class B                                             --     (14,737,596)
  Net realized gains, Class C                                             --      (7,456,863)
                                                                ------------    ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS               --     (54,700,824)
                                                                ------------    ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (646,703 and 1,492,778
    shares, respectively)                                         30,159,804      63,251,908
  Net asset value of shares issued from reinvestment of
    distributions
    (0 and 650,922 shares, respectively)                                  --      29,512,798
  Cost of shares repurchased (678,886 and 1,241,476 shares,
    respectively)                                                (31,616,770)    (53,099,694)
                                                                ------------    ------------
Total                                                             (1,456,966)     39,665,012
                                                                ------------    ------------
CLASS B
  Proceeds from sales of shares (304,595 and 634,388 shares,
    respectively)                                                 13,404,563      25,899,845
  Net asset value of shares issued from reinvestment of
    distributions
    (0 and 300,215 shares, respectively)                                  --      12,885,223
  Cost of shares repurchased (324,650 and 367,722 shares,
    respectively)                                                (14,373,480)    (15,038,011)
                                                                ------------    ------------
Total                                                               (968,917)     23,747,057
                                                                ------------    ------------
CLASS C
  Proceeds from sales of shares (248,372 and 398,511 shares,
    respectively)                                                 10,896,175      16,321,818
  Net asset value of shares issued from reinvestment of
    distributions
    (0 and 154,070 shares, respectively)                                  --       6,611,132
  Cost of shares repurchased (146,607 and 230,854 shares,
    respectively)                                                 (6,468,428)     (9,311,630)
                                                                ------------    ------------
Total                                                              4,427,747      13,621,320
                                                                ------------    ------------
  NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS                                                   2,001,864      77,033,389
                                                                ------------    ------------
  NET INCREASE (DECREASE) IN NET ASSETS                           15,863,726     150,349,975
NET ASSETS
  Beginning of period                                            530,799,241     380,449,266
                                                                ------------    ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME
    (LOSS) OF ($3,475,120) AND $0, RESPECTIVELY]                $546,662,967    $530,799,241
                                                                ============    ============

18                     See Notes to Financial Statements

Phoenix-Engemann Nifty Fifty Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                   CLASS A
                                            --------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                                 YEAR ENDED DECEMBER 31
                                              6/30/00         --------------------------------------------------------------------
                                            (UNAUDITED)           1999           1998           1997           1996           1995
Net asset value, beginning of period         $  46.16         $  38.80       $  29.21       $  26.50       $  22.18       $  17.30
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)               (0.26)           (0.41)         (0.20)         (0.20)         (0.12)         (0.05)
  Net realized and unrealized gain (loss)        1.53            12.92          10.45           5.23           6.00           4.93
                                             --------         --------       --------       --------       --------       --------
      TOTAL FROM INVESTMENT OPERATIONS           1.27            12.51          10.25           5.03           5.88           4.88
                                             --------         --------       --------       --------       --------       --------
LESS DISTRIBUTIONS
  Dividends from net investment income             --               --             --             --             --             --
  Dividends from net realized gains                --            (5.15)         (0.66)         (2.32)         (1.56)            --
                                             --------         --------       --------       --------       --------       --------
      TOTAL DISTRIBUTIONS                          --            (5.15)         (0.66)         (2.32)         (1.56)            --
                                             --------         --------       --------       --------       --------       --------
Change in net asset value                        1.27             7.36           9.59           2.71           4.32           4.88
                                             --------         --------       --------       --------       --------       --------
NET ASSET VALUE, END OF PERIOD               $  47.43         $  46.16       $  38.80       $  29.21       $  26.50       $  22.18
                                             ========         ========       ========       ========       ========       ========
Total return(2)                                  2.75%(5)       32.47%         35.13%         19.23%         26.53%          28.21%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $328,567         $321,299       $235,065       $176,378       $145,469       $122,322

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                             1.49%(4)        1.58%          1.60%           1.6%(3)        1.7%(3)         1.9%
  Net investment income (loss)                  (1.11)%(4)      (0.97)%        (0.61)%         (0.7)%         (0.4)%          (0.3)%
Portfolio turnover                                 55%(5)          43%            92%          68.8%          41.9%           26.5%

         (1)            Computed using average shares outstanding.
         (2) Maximum sales load is not reflected in the total return calculation.
         (3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.60% and 1.80% for the periods ended December 31, 1997 and 1996, respectively.
         (4)            Annualized.
         (5)            Not annualized.

                       See Notes to Financial Statements                      19

Phoenix-Engemann Nifty Fifty Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                 CLASS B
                                            ----------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                               YEAR ENDED DECEMBER 31
                                              6/30/00         ----------------------------------------------------------------
                                            (UNAUDITED)           1999          1998          1997          1996          1995
Net asset value, beginning of period         $  43.68         $  37.21       $ 28.24       $ 25.88       $ 21.85       $ 17.17
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)               (0.41)           (0.70)        (0.43)        (0.42)        (0.30)        (0.21)
  Net realized and unrealized gain (loss)        1.44            12.32         10.06          5.10          5.89          4.89
                                             --------         --------       -------       -------       -------       -------
      TOTAL FROM INVESTMENT OPERATIONS           1.03            11.62          9.63          4.68          5.59          4.68
                                             --------         --------       -------       -------       -------       -------
LESS DISTRIBUTIONS
  Dividends from net investment income             --               --            --            --            --            --
  Dividends from net realized gains                --            (5.15)        (0.66)        (2.32)        (1.56)           --
                                             --------         --------       -------       -------       -------       -------
      TOTAL DISTRIBUTIONS                          --            (5.15)        (0.66)        (2.32)        (1.56)           --
                                             --------         --------       -------       -------       -------       -------
Change in net asset value                        1.03             6.47          8.97          2.36          4.03          4.68
                                             --------         --------       -------       -------       -------       -------
NET ASSET VALUE, END OF PERIOD               $  44.71         $  43.68       $ 37.21       $ 28.24       $ 25.88       $ 21.85
                                             ========         ========       =======       =======       =======       =======
Total return(2)                                  2.36%(5)       31.47%        34.14%        18.33%        25.60%         27.26%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $141,000         $138,626       $96,983       $68,051       $47,143       $27,462

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                             2.24%(4)        2.33%         2.35%          2.4%(3)       2.5%(3)        2.6%
  Net investment income (loss)                  (1.86)%(4)      (1.72)%       (1.35)%        (1.4)%        (1.2)%         (1.0)%
Portfolio turnover                                 55%(5)          43%           92%         68.8%         41.9%          26.5%

                                                                                 CLASS C
                                            ---------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                              YEAR ENDED DECEMBER 31
                                              6/30/00         ---------------------------------------------------------------
                                            (UNAUDITED)          1999          1998          1997          1996          1995
Net asset value, beginning of period          $ 43.68         $ 37.21       $ 28.24       $ 25.88       $ 21.85       $ 17.17
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)               (0.41)          (0.70)        (0.43)        (0.42)        (0.30)        (0.21)
  Net realized and unrealized gain (loss)        1.44           12.32         10.06          5.10          5.89          4.89
                                              -------         -------       -------       -------       -------       -------
      TOTAL FROM INVESTMENT OPERATIONS           1.03           11.62          9.63          4.68          5.59          4.68
                                              -------         -------       -------       -------       -------       -------
LESS DISTRIBUTIONS
  Dividends from net investment income             --              --            --            --            --            --
  Dividends from net realized gains                --           (5.15)        (0.66)        (2.32)        (1.56)           --
                                              -------         -------       -------       -------       -------       -------
      TOTAL DISTRIBUTIONS                          --           (5.15)        (0.66)        (2.32)        (1.56)           --
                                              -------         -------       -------       -------       -------       -------
Change in net asset value                        1.03            6.47          8.97          2.36          4.03          4.68
                                              -------         -------       -------       -------       -------       -------
NET ASSET VALUE, END OF PERIOD                $ 44.71         $ 43.68       $ 37.21       $ 28.24       $ 25.88       $ 21.85
                                              =======         =======       =======       =======       =======       =======
Total return(2)                                  2.36%(5)      31.47%        34.14%        18.33%        25.60%         27.26%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $77,097         $70,875       $48,401       $39,773       $26,092       $15,105

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                             2.24%(4)       2.33%         2.35%          2.4%(3)       2.5%(3)        2.6%
  Net investment income (loss)                  (1.86)%(4)     (1.72)%       (1.35)%        (1.4)%        (1.2)%         (1.0)%
Portfolio turnover                                 55%(5)         43%           92%         68.8%         41.9%          26.5%

         (1)            Computed using average shares outstanding.
         (2) Maximum sales load is not reflected in the total return calculation.
         (3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.40% and 2.50% for the periods ended December 31, 1997 and 1996, respectively.
         (4)            Annualized.
         (5)            Not annualized.

20                     See Notes to Financial Statements

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH FUND

                          INVESTMENTS AT JUNE 30, 2000
                                  (UNAUDITED)

                                               SHARES       VALUE
                                              --------   ------------
COMMON STOCKS--86.0%

AIR FREIGHT--0.4%
Expeditors International of Washington,
Inc.....................................       30,000    $  1,425,000

BIOTECHNOLOGY--4.8%
Aviron(b)...............................       80,000       2,470,000
Charles River Laboratories, Inc.........       52,000       1,153,750
Cor Therapeutics, Inc.(b)...............       47,000       4,009,687
Coulter Pharmaceutical, Inc.(b).........       30,000         615,000
Enzon, Inc.(b)..........................       25,000       1,062,500
IDEC Pharmaceuticals Corp.(b)...........       36,800       4,317,100
Myriad Genetics, Incorporated...........       20,000       2,961,562
Pharmacyclics, Inc.(b)..................       20,000       1,220,000
                                                         ------------
                                                           17,809,599
                                                         ------------

BROADCASTING (TELEVISION, RADIO & CABLE)--0.2%
Spanish Broadcasting System, Inc. Class
A(b)....................................       30,000         616,875

COMMUNICATIONS EQUIPMENT--1.0%
Audiovox Corp. Class A(b)...............       34,400         758,950
i3 Mobile, Inc.(b)......................       48,000         882,000
Metawave Communications Corp.(b)........       75,000       2,001,562
                                                         ------------
                                                            3,642,512
                                                         ------------

COMPUTERS (HARDWARE)--0.7%
MMC Networks, Inc.(b)...................       50,000       2,671,875

COMPUTERS (SOFTWARE & SERVICES)--22.1%
Agile Software Corp.(b).................       32,000       2,262,000
Aspsecure.com Corp.(b)..................      120,000         390,000
BEA Systems, Inc.(b)....................      270,000      13,348,125
Bluestone Software, Inc.(b).............      150,000       3,853,125
Broadbase Software, Inc.(b).............       30,000         918,750
C-bridge Internet Solutions, Inc.(b)....      100,000       1,737,500
Commerce One, Inc.(b)...................       90,000       4,085,156
Extensity, Inc.(b)......................       75,000       2,568,750
Interwoven, Inc.(b).....................       25,000       2,749,609
Keynote Systems, Inc.(b)................       80,000       5,645,000
LivePerson, Inc.(b).....................      192,000       1,668,000
Luminant Worldwide Corp.(b).............      100,000         893,750
MatrixOne, Inc.(b)......................       23,050         936,406
NYFIX, Inc.(b)..........................      222,000       9,310,125

                                               SHARES       VALUE
                                              --------   ------------
COMPUTERS (SOFTWARE & SERVICES)--CONTINUED
PC-Tel, Inc.(b).........................       24,000    $    912,000
Peregrine Systems, Inc.(b)..............      250,000       8,671,875
Precise Software Solutions Ltd.(b)......       39,000         936,000
Predictive Systems, Inc.(b).............       75,000       2,695,312
Primus Knowledge Solutions..............       70,000       3,150,000
PurchasePro.com, Inc.(b)................      115,000       4,715,000
Sapient Corp.(b)........................       36,000       3,849,750
Software Technologies Corp.(b)..........      150,000       4,603,125
Ulticom, Inc.(b)........................       48,000       1,152,750
Websense, Inc.(b).......................       48,000       1,206,000
                                                         ------------
                                                           82,258,108
                                                         ------------

CONSUMER FINANCE--2.7%
Metris Cos., Inc........................      400,000      10,050,000

ELECTRICAL EQUIPMENT--4.3%
Advanced Energy Industries, Inc.(b).....      160,000       9,430,000
C-COR.net Corp.(b)......................       28,000         756,000
Flextronics International Ltd.(b).......       50,000       3,434,375
Manufacturers' Services Ltd.(b).........       26,000         534,625
Viasystems Group, Inc.(b)...............      111,500       1,804,906
                                                         ------------
                                                           15,959,906
                                                         ------------

ELECTRONICS (COMPONENT DISTRIBUTORS)--0.2%
Exfo Electro-Optical Engineering,
Inc.....................................       19,500         855,563

ELECTRONICS (INSTRUMENTATION)--3.9%
Aclara Biosciences, Inc.(b).............       35,000       1,782,812
Caliper Technologies Corp.(b)...........       40,000       1,840,000
Meade Instruments Corp.(b)..............      225,000       5,653,125
Rudolph Technologies, Inc.(b)...........      133,000       5,153,750
                                                         ------------
                                                           14,429,687
                                                         ------------

ELECTRONICS (SEMICONDUCTORS)--11.6%
ANADIGICS, Inc.(b)......................      125,000       4,257,813
Applied Micro Circuits Corp.(b).........      120,000      11,850,000
Micrel, Inc.(b).........................      152,000       6,602,500
NETsilicon, Inc.(b).....................      111,500       3,651,625
Quantam Effect Devices, Inc.(b).........       32,500       1,852,500
Quicklogic Corp.(b).....................      200,000       4,450,000
Silcon Storage Technology, Inc.(b)......       40,000       3,532,500

                       See Notes to Financial Statements                      21

Phoenix-Engemann Small & Mid-Cap Growth Fund

                                               SHARES       VALUE
                                              --------   ------------
ELECTRONICS (SEMICONDUCTORS)--CONTINUED
Stanford Microdevices, Inc.(b)..........       18,750    $    814,453
TriQuint Semiconductor, Inc.(b).........       65,000       6,219,688
                                                         ------------
                                                           43,231,079
                                                         ------------

ENGINEERING & CONSTRUCTION--0.7%
SBA Communications Corp.(b).............       50,000       2,596,875

EQUIPMENT (SEMICONDUCTORS)--4.3%
Cymer, Inc.(b)..........................      130,000       6,207,500
Mattson Technology, Inc.(b).............       23,000         747,500
PRI Automation, Inc.(b).................      135,000       8,827,734
                                                         ------------
                                                           15,782,734
                                                         ------------
FINANCIAL (DIVERSIFIED)--1.2%
Federal Agricultural Mortgage Corp.
Class C(b)..............................      113,000       1,645,562
Pinnacle Holdings, Inc.(b)..............       50,000       2,700,000
                                                         ------------
                                                            4,345,562
                                                         ------------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--1.5%
Emisphere Technologies, Inc.(b).........       14,100         600,792
Inhale Therapeutic Systems, Inc.(b).....       30,000       3,044,063
Tanox, Inc.(b)..........................       40,000       1,892,500
                                                         ------------
                                                            5,537,355
                                                         ------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--1.8%
ArthroCare Corp.(b).....................       50,000       2,662,500
Aspect Medical Systems, Inc.............       30,000         810,000
MiniMed, Inc. (b).......................       27,000       3,186,000
                                                         ------------
                                                            6,658,500
                                                         ------------

HEALTH CARE (SPECIALIZED SERVICES)--0.4%
Omnicare, Inc...........................      150,000       1,359,375
INVESTMENT MANAGEMENT--1.5%
Affiliated Managers Group, Inc.(b)......       60,000       2,730,000
Gabelli Asset Management, Inc. Class
A(b)....................................      110,000       2,750,000
                                                         ------------
                                                            5,480,000
                                                         ------------

PUBLISHING--0.5%
Scholastic Corp.........................       33,000       2,017,125
RAILROADS--2.3%
Kansas City Southern Industries, Inc....       95,000       8,425,313

RESTAURANTS--1.5%
Cheesecake Factory, Inc. (The)(b).......      150,000       4,125,000

                                               SHARES       VALUE
                                              --------   ------------
RESTAURANTS--CONTINUED
Papa John's International, Inc.(b)......       65,000    $  1,592,500
                                                         ------------
                                                            5,717,500
                                                         ------------

RETAIL (BUILDING SUPPLIES)--0.7%
Fastenal Co.............................       50,000       2,531,250

RETAIL (DISCOUNTERS)--1.6%
99 Cents Only Stores(b).................      150,000       5,981,250

RETAIL (FOOD CHAINS)--2.4%
Smart & Final, Inc.(b)..................       96,499         741,836
Whole Foods Market, Inc.(b).............      200,000       8,262,500
                                                         ------------
                                                            9,004,336
                                                         ------------

RETAIL (SPECIALTY)--2.9%
Cost Plus, Inc.(b)......................      239,375       6,867,070
Williams-Sonoma, Inc.(b)................      125,000       4,054,688
                                                         ------------
                                                           10,921,758
                                                         ------------

RETAIL (SPECIALTY-APPAREL)--0.6%
Children's Place Retail Stores, Inc.
(The)(b)................................      100,000       2,050,000

SERVICES (COMMERCIAL & CONSUMER)--7.6%
Corporate Executive Board Co.
(The)(b)................................       90,000       5,388,750
Diamond Technology Partners, Inc.(b)....       24,500       2,156,000
Edison Schools Inc......................       30,000         695,625
Energy Exploration Technology(b)........      224,500       7,212,063
Exult, Inc.(b)..........................       78,000         780,000
MIPS Technologies, Inc. Class A(b)......      100,000       4,250,000
NCO Group, Inc.(b)......................      106,000       2,451,250
Rent Way, Inc.(b).......................       50,000       1,478,125
Universal Access, Inc.(b)...............       58,700       1,438,150
Universal Compression Holdings..........       50,000       1,675,000
Vicinity Corp.(b).......................       42,500         834,063
                                                         ------------
                                                           28,359,026
                                                         ------------

SERVICES (DATA PROCESSING)--0.6%
StorageNetworks, Inc.(b)................       26,000       2,346,500

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.9%
Dobson Communications Corp. Class
A(b)....................................      100,000       1,925,000
Teligent, Inc. Class A..................       65,000       1,535,625
                                                         ------------
                                                            3,460,625
                                                         ------------

TELECOMMUNICATIONS (LONG DISTANCE)--1.1%
ITXC Corp.(b)...........................       24,000         849,750
Network Plus Corp.(b)...................      125,000       1,773,438

22                     See Notes to Financial Statements

Phoenix-Engemann Small & Mid-Cap Growth Fund

                                               SHARES       VALUE
                                              --------   ------------
TELECOMMUNICATIONS (LONG DISTANCE)--CONTINUED
Winstar Communications, Inc.(b).........       42,000    $  1,422,750
                                                         ------------
                                                            4,045,938
                                                         ------------
---------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $232,161,653)                            319,571,226
---------------------------------------------------------------------
FOREIGN COMMON STOCKS--2.7%
COMMUNICATIONS EQUIPMENT--0.6%
Research in Motion Ltd. (Canada)(b).....       50,000       2,262,500

INSURANCE (LIFE/HEALTH)--1.2%
London Pacific Group Ltd. ADR (United
Kingdom)................................      325,000       4,225,000
OFFICE EQUIPMENT & SUPPLIES--0.2%
Trintech Group PLC Sponsored ADR
(Ireland)(b)............................       40,000         788,125

OIL & GAS (EXPLORATION & PRODUCTION)--0.7%
Encal Energy Ltd. (Canada)(b)...........      430,000       2,728,003
---------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $6,899,737)                               10,003,628
---------------------------------------------------------------------

                                               SHARES       VALUE
                                              --------   ------------

PREFERRED STOCKS--0.5%

COMMUNICATIONS EQUIPMENT--0.3%
Metro Optix, Inc. Series B Pfd..........       91,918    $    909,988

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.2%
Micro Photonix Series C Pfd.............      123,510         780,003
---------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(IDENTIFIED COST $1,689,988)                                1,689,991
---------------------------------------------------------------------

TOTAL INVESTMENTS--89.2%
(IDENTIFIED COST $240,751,378)                                   331,264,845(a)
Cash and receivables, less liabilities--10.8%                     40,256,359
                                                                ------------
NET ASSETS--100.0%                                              $371,521,204
                                                                ============

(a)                     Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $113,288,417 and gross depreciation of $23,470,137 for
                        federal income tax purposes. At June 30, 2000, the aggregate cost of securities for federal income tax purposes was
                        $241,446,565.
(b)                     Non-income producing.

                       See Notes to Financial Statements                      23

Phoenix-Engemann Small & Mid-Cap Growth Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2000
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $240,751,378)                              $  331,264,845
Cash                                                              41,675,294
Receivables
  Investment securities sold                                       2,879,352
  Fund shares sold                                                 3,182,387
  Dividends and interest                                             226,421
                                                              --------------
    Total assets                                                 379,228,299
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                  6,634,499
  Fund shares repurchased                                            205,239
  Distribution fee                                                   473,017
  Investment advisory fee                                            254,374
  Administration fee                                                 117,537
  Trustees' fee                                                        5,290
Accrued expenses                                                      17,139
                                                              --------------
    Total liabilities                                              7,707,095
                                                              --------------
NET ASSETS                                                    $  371,521,204
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 244,904,137
Undistributed net investment loss                                 (2,240,114)
Accumulated net realized gain                                     38,343,714
Net unrealized appreciation                                       90,513,467
                                                              --------------
NET ASSETS                                                    $  371,521,204
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $202,728,812)                4,389,403
Net asset value per share                                             $46.19
Offering price per share 46.19/(1-5.75%)                              $49.01
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $101,905,903)                2,272,406
Net asset value and offering price per share                          $44.84
CLASS C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $66,886,489)                 1,492,492
Net asset value and offering price per share                          $44.82

                            STATEMENT OF OPERATIONS
                            YEAR ENDED JUNE 30, 2000
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $      812,141
Dividends                                                             45,828
                                                              --------------
    Total investment income                                          857,969
                                                              --------------
EXPENSES
Investment advisory fee                                            1,455,220
Distribution fee, Class A                                            217,687
Distribution fee, Class B                                            456,665
Distribution fee, Class C                                            261,872
Administration                                                       706,639
Professional                                                          12,779
Trustees                                                               7,956
                                                              --------------
    Total expenses                                                 3,118,818
    Less expenses borne by investment adviser                        (20,735)
                                                              --------------
    Net expenses                                                   3,098,083
                                                              --------------
NET INVESTMENT LOSS                                               (2,240,114)
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                   43,007,998
Net change in unrealized appreciation (depreciation)
  on investments                                                 (36,279,645)
                                                              --------------
NET GAIN ON INVESTMENTS                                            6,728,353
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $    4,488,239
                                                              ==============

24                     See Notes to Financial Statements

Phoenix-Engemann Small & Mid-Cap Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six Months
                                                                   Ended
                                                                  6/30/00        Year Ended
                                                                (Unaudited)       12/31/99
                                                                ------------    ------------
FROM OPERATIONS
  Net investment income (loss)                                  $ (2,240,114)   $ (2,227,655)
  Net realized gain (loss)                                        43,007,998       6,348,167
  Net change in unrealized appreciation (depreciation)           (36,279,645)    103,350,257
                                                                ------------    ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                     4,488,239     107,470,769
                                                                ------------    ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (2,634,632 and 2,162,580
    shares, respectively)                                        125,959,937      58,137,050
  Cost of shares repurchased (1,237,002 and 1,421,135
    shares, respectively)                                        (59,687,113)    (38,629,734)
                                                                ------------    ------------
Total                                                             66,272,824      19,507,316
                                                                ------------    ------------
CLASS B
  Proceeds from sales of shares (721,993 and 609,129 shares,
    respectively)                                                 33,935,985      15,875,386
  Cost of shares repurchased (154,537 and 242,043 shares,
    respectively)                                                 (7,087,158)     (5,699,467)
                                                                ------------    ------------
Total                                                             26,848,827      10,175,919
                                                                ------------    ------------
CLASS C
  Proceeds from sales of shares (720,263 and 406,932 shares,
    respectively)                                                 33,814,992      10,621,041
  Cost of shares repurchased (95,948 and 174,616 shares,
    respectively)                                                 (4,346,708)     (4,172,562)
                                                                ------------    ------------
Total                                                             29,468,284       6,448,479
                                                                ------------    ------------
  NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS                                                 122,589,935      36,131,714
                                                                ------------    ------------
  NET INCREASE (DECREASE) IN NET ASSETS                          127,078,174     143,602,483
NET ASSETS
  Beginning of period                                            244,443,030     100,840,547
                                                                ------------    ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF ($2,240,114) AND $0, RESPECTIVELY]         $371,521,204    $244,443,030
                                                                ============    ============

                       See Notes to Financial Statements                      25

Phoenix-Engemann Small & Mid-Cap Growth Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                      CLASS A
                                                  --------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED                              YEAR ENDED DECEMBER 31
                                                    6/30/00         --------------------------------------------------------------
                                                  (UNAUDITED)           1999          1998          1997         1996         1995
Net asset value, beginning of period               $  44.45         $  24.08       $ 21.09       $ 18.39       $14.90       $12.07
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)                     (0.25)           (0.37)        (0.30)        (0.31)       (0.12)        0.22
  Net realized and unrealized gain (loss)              1.99            20.74          3.31          5.07         7.45         2.87
                                                   --------         --------       -------       -------       ------       ------
      TOTAL FROM INVESTMENT OPERATIONS                 1.74            20.37          3.01          4.76         7.33         3.09
                                                   --------         --------       -------       -------       ------       ------
LESS DISTRIBUTIONS
  Dividends from net investment income                   --               --            --            --        (0.28)       (0.08)
  Dividends from net realized gains                      --               --            --         (2.06)       (3.56)       (0.18)
  In excess of accumulated net realized gains            --               --         (0.02)           --           --           --
                                                   --------         --------       -------       -------       ------       ------
      TOTAL DISTRIBUTIONS                                --               --         (0.02)        (2.06)       (3.84)       (0.26)
                                                   --------         --------       -------       -------       ------       ------
Change in net asset value                              1.74            20.37          2.99          2.70         3.49         2.83
                                                   --------         --------       -------       -------       ------       ------
NET ASSET VALUE, END OF PERIOD                     $  46.19         $  44.45       $ 24.08       $ 21.09       $18.39       $14.90
                                                   ========         ========       =======       =======       ======       ======
Total return(2)                                        3.91%(5)       84.59%        14.29%        26.41%       52.37%        25.68%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $202,729         $132,996       $54,187       $27,771       $7,859       $1,742

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(3)                                1.61%(4)        1.73%         1.78%         1.80%        1.10%           --%
Net investment income (loss)                          (1.07)%(4)      (1.40)%       (1.39)%       (1.40)%      (0.70)%        1.50%
Portfolio turnover                                       55%(5)         105%          147%        313.5%       297.1%        121.4%

         (1)            Computed using average shares outstanding.
         (2) Maximum sales load is not reflected in the total return calculation.
         (3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.62%, 1.75%, 1.83%, 1.80%, 1.90% and 2.30% for the periods ended June 30, 2000, December 31, 1999, 1998, 1997, 1996 and 1995,
                        respectively.
         (4)            Annualized.
         (5)            Not annualized.

26                     See Notes to Financial Statements

Phoenix-Engemann Small & Mid-Cap Growth Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                          CLASS B
                                                             ------------------------------------------------------------------
                                                             SIX MONTHS
                                                                ENDED                       YEAR ENDED DECEMBER 31
                                                               6/30/00         ------------------------------------------------
                                                             (UNAUDITED)          1999          1998          1997         1996
Net asset value, beginning of period                          $  43.32         $ 23.64       $ 20.87       $ 18.35       $16.44(6)
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)                                (0.41)          (0.55)        (0.45)        (0.46)       (0.32)
  Net realized and unrealized gain (loss)                         1.93           20.23          3.24          5.04         2.43
                                                              --------         -------       -------       -------       ------
      TOTAL FROM INVESTMENT OPERATIONS                            1.52           19.68          2.79          4.58         2.11
                                                              --------         -------       -------       -------       ------
LESS DISTRIBUTIONS
  Dividends from net investment income                              --              --            --            --           --
  Dividends from net realized gains                                 --              --            --         (2.06)       (0.20)
  In excess of accumulated net realized gains                       --              --         (0.02)           --           --
                                                              --------         -------       -------       -------       ------
      TOTAL DISTRIBUTIONS                                           --              --         (0.02)        (2.06)       (0.20)
                                                              --------         -------       -------       -------       ------
Change in net asset value                                         1.52           19.68          2.77          2.52         1.91
                                                              --------         -------       -------       -------       ------
NET ASSET VALUE, END OF PERIOD                                $  44.84         $ 43.32       $ 23.64       $ 20.87       $18.35
                                                              ========         =======       =======       =======       ======
Total return(2)                                                   3.53%(5)      83.25%        13.39%        25.49%        12.84%(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                         $101,906         $73,863       $31,631       $17,298       $1,480

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                              2.35%(3)(4)    2.48%(3)      2.53%(3)      2.60%(3)      2.60%(4)
  Net investment income (loss)                                   (1.82)%(4)     (2.15)%       (2.14)%       (2.10)%       (2.20)%(4)
Portfolio turnover                                                  55%(5)        105%          147%        313.5%        297.1%

                                                                                          CLASS C
                                                             -----------------------------------------------------------------
                                                             SIX MONTHS
                                                                ENDED                      YEAR ENDED DECEMBER 31
                                                               6/30/00         -----------------------------------------------
                                                             (UNAUDITED)          1999          1998         1997         1996
Net asset value, beginning of period                           $ 43.29         $ 23.63       $ 20.87       $18.35       $17.99(6)
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)                                (0.41)          (0.55)        (0.45)       (0.47)       (0.29)
  Net realized and unrealized gain (loss)                         1.94           20.21          3.23         5.05         0.85
                                                               -------         -------       -------       ------       ------
      TOTAL FROM INVESTMENT OPERATIONS                            1.53           19.66          2.78         4.58         0.56
                                                               -------         -------       -------       ------       ------
LESS DISTRIBUTIONS
  Dividends from net investment income                              --              --            --           --           --
  Dividends from net realized gains                                 --              --            --        (2.06)       (0.20)
  In excess of accumulated net realized gains                       --              --         (0.02)          --           --
                                                               -------         -------       -------       ------       ------
      TOTAL DISTRIBUTIONS                                           --              --         (0.02)       (2.06)       (0.20)
                                                               -------         -------       -------       ------       ------
Change in net asset value                                         1.53           19.66          2.76         2.52         0.36
                                                               -------         -------       -------       ------       ------
NET ASSET VALUE, END OF PERIOD                                 $ 44.82         $ 43.29       $ 23.63       $20.87       $18.35
                                                               =======         =======       =======       ======       ======
Total return(2)                                                   3.53%(5)      83.20%        13.34%       25.49%         3.12%(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                          $66,886         $37,584       $15,023       $8,080          $54

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                              2.35%(3)(4)    2.48%(3)      2.53%(3)     2.60%(3)      2.60%(4)
  Net investment income (loss)                                   (1.82)%(4)     (2.15)%       (2.14)%      (2.10)%       (2.20)%(4)
Portfolio turnover                                                  55%(5)        105%          147%       313.5%        297.1%

         (1)            Computed using average shares outstanding.
         (2) Maximum sales load is not reflected in the total return calculation.
         (3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.37%, 2.50%, 2.58% and 2.60% for the periods ended June 30, 2000, December 31,
                        1999, 1998 and 1997, respectively.
         (4)            Annualized.
         (5)            Not annualized.
         (6) The beginning net asset value per share of Class B and Class C shares equals the net asset value per share of the Class A shares as of the first day Class B and Class C shares were sold, September 18, 1996 and October 8, 1996, respectively.

                       See Notes to Financial Statements                      27

PHOENIX-ENGEMANN VALUE 25 FUND

                          INVESTMENTS AT JUNE 30, 2000
                                  (UNAUDITED)

                                               SHARES       VALUE
                                              --------   -----------
COMMON STOCKS--99.0%

AEROSPACE/DEFENSE--4.2%
Goodrich (B.F) Co. (The)................        18,500   $   630,156

AUTO PARTS & EQUIPMENT--15.7%
Cooper Tire & Rubber Co.................        52,900       588,512
Dana Corp...............................        23,300       493,669
Genuine Parts Co........................        28,300       566,000
Snap-On Tools Inc.......................        25,900       689,587
Visteon Corp.(b)........................         1,728        20,956
                                                         -----------
                                                           2,358,724
                                                         -----------

AUTOMOBILES--3.8%
Ford Motor Co...........................        13,200       567,600

BUILDING MATERIALS--3.9%
Armstrong Holdings Inc..................        38,600       591,063

CONSUMER (JEWELRY, NOVELTIES & GIFTS)--3.8%
American Greetings Corp.................        30,000       570,000
CONTAINERS (METAL & GLASS)--4.1%
Crown Cork & Seal Co., Inc..............        41,700       625,500

ELECTRICAL EQUIPMENT--7.3%
Cooper Industries, Inc..................        19,500       634,969
Thomas & Betts Corp.....................        24,000       459,000
                                                         -----------
                                                           1,093,969
                                                         -----------
ELECTRONICS (DEFENSE)--3.8%
Raytheon Co. Class B....................        30,100       579,425

FOODS--4.0%
ConAgra, Inc............................        31,900       608,094
HARDWARE & TOOLS--4.0%
Stanley Works, The......................        25,300       600,875

HOUSEWARES--4.1%
Fortune Brands, Inc.....................        26,800       618,075

                                               SHARES       VALUE
                                              --------   -----------

MACHINERY (DIVERSIFIED)--4.5%
Milacron, Inc...........................        46,300   $   671,350

MANUFACTURING (DIVERSIFIED)--3.9%
National Service Industries, Inc........        29,800       581,100

OIL & GAS (REFINING & MARKETING)--4.3%
Ashland, Inc............................        18,500       648,656

PAPER & FOREST PRODUCTS--3.5%
Louisiana-Pacific Corp..................        48,900       531,788

RETAIL (DRUG STORES)--4.4%
Rite Aid Corp...........................       100,000       656,250

SPECIALTY PRINTING--4.2%
Donnelley (R.R.) & Sons Co..............        28,100       634,006

TEXTILES (APPAREL)--8.6%
Russell Corp............................        33,600       672,000
V. F. Corp..............................        26,500       631,031
                                                         -----------
                                                           1,303,031
                                                         -----------

TEXTILES (HOME FURNISHINGS)--3.3%
Springs Industries, Inc. Class A........        15,600       502,125

TRUCKS & PARTS--3.6%
PACCAR, Inc.............................        13,600       539,750
--------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $19,403,642)                             14,911,537
--------------------------------------------------------------------

TOTAL INVESTMENTS--99.0%
(IDENTIFIED COST $19,403,642)                                    14,911,537(a)
Cash and receivables, less liabilities--1.0%                        153,237
                                                                -----------
NET ASSETS--100.0%                                              $15,064,774
                                                                ===========

(a)                     Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $368,297 and gross depreciation of $4,944,503 for federal income tax purposes. At June 30, 2000, the aggregate cost of securities for federal income tax purposes was $19,487,743.
(b)                     Non-income producing.

28                     See Notes to Financial Statements

Phoenix-Engemann Value 25 Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2000
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $19,403,642)                               $   14,911,537
Cash                                                                 193,776
Receivables
  Dividends and interest                                              28,119
                                                              --------------
    Total assets                                                  15,133,432
                                                              --------------
LIABILITIES
Payables
  Fund shares repurchased                                              1,447
  Distribution fee                                                    26,480
  Investment advisory fee                                             11,306
  Administration fee                                                   6,860
  Trustees' fee                                                        5,290
Accrued expenses                                                      17,275
                                                              --------------
    Total liabilities                                                 68,658
                                                              --------------
NET ASSETS                                                    $   15,064,774
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  23,380,551
Undistributed net investment income                                   73,909
Accumulated net realized loss                                     (3,897,581)
Net unrealized depreciation                                       (4,492,105)
                                                              --------------
NET ASSETS                                                    $   15,064,774
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $7,727,888)                  1,010,131
Net asset value per share                                              $7.65
Offering price per share $7.65/(1-5.75%)                               $8.12
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $5,365,677)                    707,024
Net asset value and offering price per share                           $7.59
CLASS C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $1,971,209)                    259,754
Net asset value and offering price per share                           $7.59

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2000
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                     $      387,492
Interest                                                               3,754
                                                              --------------
    Total investment income                                          391,246
                                                              --------------
EXPENSES
Investment advisory fee                                               81,665
Distribution fee, Class A                                             11,974
Distribution fee, Class B                                             30,350
Distribution fee, Class C                                             12,493
Administration                                                        48,764
Trustees                                                               7,957
Professional                                                           7,643
                                                              --------------
    Total expenses                                                   200,846
    Less expenses borne by investment adviser                        (15,600)
                                                              --------------
    Net expenses                                                     185,246
                                                              --------------
NET INVESTMENT INCOME                                                206,000
                                                              ==============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                   (3,754,865)
Net change in unrealized appreciation (depreciation) on
  investments                                                       (151,683)
                                                              --------------
NET LOSS ON INVESTMENTS                                           (3,906,548)
                                                              ==============
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $   (3,700,548)
                                                              ==============

                       See Notes to Financial Statements                      29

Phoenix-Engemann Value 25 Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                Six Months
                                                                   Ended
                                                                  6/30/00      Year Ended
                                                                (Unaudited)     12/31/99
                                                                -----------    -----------
FROM OPERATIONS
  Net investment income (loss)                                  $   206,000    $   300,070
  Net realized gain (loss)                                       (3,754,865)     3,211,792
  Net change in unrealized appreciation (depreciation)             (151,683)    (5,116,766)
                                                                -----------    -----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                   (3,700,548)    (1,604,904)
                                                                -----------    -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                                    (99,130)      (199,489)
  Net investment income, Class B                                    (54,157)       (63,334)
  Net investment income, Class C                                    (20,701)       (25,820)
  Net realized gains, Class A                                        (5,960)    (1,953,603)
  Net realized gains, Class B                                        (4,985)    (1,144,495)
  Net realized gains, Class C                                        (1,634)      (477,608)
  In excess of net realized gains, Class A                               --        (71,100)
  In excess of net realized gains, Class B                               --        (41,654)
  In excess of net realized gains, Class C                               --        (17,382)
                                                                -----------    -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS        (186,567)    (3,994,485)
                                                                -----------    -----------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (186,881 and 174,138 shares,
    respectively)                                                 1,512,039      2,143,783
  Net asset value of shares issued from reinvestment of
    distributions
    (12,424 and 229,321 shares, respectively)                        97,902      2,131,821
  Cost of shares repurchased (651,476 and 495,346 shares,
    respectively)                                                (5,229,988)    (5,870,932)
                                                                -----------    -----------
Total                                                            (3,620,047)    (1,595,328)
                                                                -----------    -----------
CLASS B
  Proceeds from sales of shares (92,407 and 107,152 shares,
    respectively)                                                   761,208      1,292,314
  Net asset value of shares issued from reinvestment of
    distributions
    (6,541 and 105,576 shares, respectively)                         51,309        975,535
  Cost of shares repurchased (215,136 and 336,907 shares,
    respectively)                                                (1,767,926)    (3,840,069)
                                                                -----------    -----------
Total                                                              (955,409)    (1,572,220)
                                                                -----------    -----------
CLASS C
  Proceeds from sales of shares (43,352 and 47,266 shares,
    respectively)                                                   342,056        586,348
  Net asset value of shares issued from reinvestment of
    distributions
    (2,530 and 49,536 shares, respectively)                          19,785        459,616
  Cost of shares repurchased (130,119 and 326,376 shares,
    respectively)                                                (1,033,562)    (3,792,417)
                                                                -----------    -----------
Total                                                              (671,721)    (2,746,453)
                                                                -----------    -----------
  NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS                                                 (5,247,177)    (5,914,001)
                                                                -----------    -----------
  NET INCREASE (DECREASE) IN NET ASSETS                          (9,134,292)   (11,513,390)
NET ASSETS
  Beginning of period                                            24,199,066     35,712,456
                                                                -----------    -----------
  END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF $73,909 AND $41,897, RESPECTIVELY]         $15,064,774    $24,199,066
                                                                ===========    ===========

30                     See Notes to Financial Statements

Phoenix-Engemann Value 25 Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                             CLASS A
                                                           -----------------------------------------------------------------------
                                                           SIX MONTHS
                                                              ENDED                YEAR ENDED DECEMBER 31,              INCEPTION
                                                             6/30/00         -----------------------------------       12/17/96 TO
                                                           (UNAUDITED)          1999          1998          1997        12/31/96
Net asset value, beginning of period                         $ 9.23          $ 11.64       $ 11.56       $ 10.11          $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                                 0.14             0.17          0.15(1)       0.17(1)           --(1)
  Net realized and unrealized gain (loss)                     (1.61)           (0.84)         0.66          1.95            0.11
                                                             ------          -------       -------       -------          ------
      TOTAL FROM INVESTMENT OPERATIONS                        (1.47)           (0.67)         0.81          2.12            0.11
                                                             ------          -------       -------       -------          ------
LESS DISTRIBUTIONS
  Dividends from net investment income                        (0.10)           (0.16)        (0.14)        (0.12)             --
  Dividends from net realized gains                           (0.01)           (1.52)        (0.59)        (0.55)             --
  In excess of net realized gains                                --            (0.06)           --            --              --
                                                             ------          -------       -------       -------          ------
      TOTAL DISTRIBUTIONS                                     (0.11)           (1.74)        (0.73)        (0.67)             --
                                                             ------          -------       -------       -------          ------
Change in net asset value                                     (1.58)           (2.41)         0.08          1.45            0.11
                                                             ------          -------       -------       -------          ------
NET ASSET VALUE, END OF PERIOD                               $ 7.65          $  9.23       $ 11.64       $ 11.56          $10.11
                                                             ======          =======       =======       =======          ======
Total return(2)                                              (16.00)%(5)      (5.75)%         7.23%        21.10%           1.10%(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                        $7,728          $13,500       $18,090       $19,518            $482

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                           1.68%(3)(4)     1.75%(3)       1.75%(3)      1.80%(3)        1.70%(4)
  Net investment income (loss)                                 2.58%(4)        1.32%          1.25%         1.40%           1.80%(4)
Portfolio turnover                                               59%(5)         181%           135%         87.7%             --%

         (1)            Computed using average shares outstanding.
         (2) Maximum sales load is not reflected in the total return calculation.
         (3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.85%, 1.84%, 1.86% and 1.80% for the periods ended June 30, 2000, December 31,
                        1999, 1998 and 1997, respectively.
         (4)            Annualized.
         (5)            Not annualized.

                       See Notes to Financial Statements                      31

Phoenix-Engemann Value 25 Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                   CLASS B
                                                             ---------------------------------------------------
                                                             SIX MONTHS
                                                                ENDED               YEAR ENDED DECEMBER 31,
                                                               6/30/00         ---------------------------------
                                                             (UNAUDITED)         1999          1998         1997
Net asset value, beginning of period                           $ 9.17          $11.59       $ 11.53       $10.39(6)
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                                   0.08            0.07          0.06(1)      0.08(1)
  Net realized and unrealized gain (loss)                       (1.57)          (0.83)         0.65         1.67
                                                               ------          ------       -------       ------
      TOTAL FROM INVESTMENT OPERATIONS                          (1.49)          (0.76)         0.71         1.75
                                                               ------          ------       -------       ------
LESS DISTRIBUTIONS
  Dividends from net investment income                          (0.08)          (0.08)        (0.06)       (0.06)
  Dividends from net realized gains                             (0.01)          (1.52)        (0.59)       (0.55)
  In excess of net realized gains                                  --           (0.06)           --           --
                                                               ------          ------       -------       ------
      TOTAL DISTRIBUTIONS                                       (0.09)          (1.66)        (0.65)       (0.61)
                                                               ------          ------       -------       ------
Change in net asset value                                       (1.58)          (2.42)         0.06         1.14
                                                               ------          ------       -------       ------
NET ASSET VALUE, END OF PERIOD                                 $ 7.59          $ 9.17       $ 11.59       $11.53
                                                               ======          ======       =======       ======
Total return(2)                                                (16.35)%(5)     (6.46)%         6.41%       16.97%(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                          $5,366          $7,546       $10,981       $8,799

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(3)                                          2.43%(4)       2.50%          2.50%        2.60%(4)
  Net investment income (loss)                                   1.94%(4)       0.56%          0.54%        0.70%(4)
Portfolio turnover                                                 59%(5)        181%           135%        87.7%

                                                                                  CLASS C
                                                             --------------------------------------------------
                                                             SIX MONTHS
                                                                ENDED              YEAR ENDED DECEMBER 31,
                                                               6/30/00         --------------------------------
                                                             (UNAUDITED)         1999         1998         1997
Net asset value, beginning of period                           $ 9.16          $11.58       $11.52       $10.39(6)
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                                   0.09            0.08         0.06(1)      0.09(1)
  Net realized and unrealized gain (loss)                       (1.57)          (0.84)        0.65         1.66
                                                               ------          ------       ------       ------
      TOTAL FROM INVESTMENT OPERATIONS                          (1.48)          (0.76)        0.71         1.75
                                                               ------          ------       ------       ------
LESS DISTRIBUTIONS
  Dividends from net investment income                          (0.08)          (0.08)       (0.06)       (0.07)
  Dividends from net realized gains                             (0.01)          (1.52)       (0.59)       (0.55)
  In excess of net realized gains                                  --           (0.06)          --           --
                                                               ------          ------       ------       ------
      TOTAL DISTRIBUTIONS                                       (0.09)          (1.66)       (0.65)       (0.62)
                                                               ------          ------       ------       ------
Change in net asset value                                       (1.57)          (2.42)        0.06         1.13
                                                               ------          ------       ------       ------
NET ASSET VALUE, END OF PERIOD                                 $ 7.59          $ 9.16       $11.58       $11.52
                                                               ======          ======       ======       ======
Total return(2)                                                (16.27)%(5)     (6.49)%        6.42%       17.01%(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                          $1,971          $3,153       $6,642       $4,893

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(3)                                          2.43%(4)       2.50%         2.50%        2.60%(4)
  Net investment income (loss)                                   1.85%(4)       0.57%         0.52%        0.80%(4)
Portfolio turnover                                                 59%(5)        181%          135%        87.7%

         (1)            Computed using average shares outstanding.
         (2) Maximum sales load is not reflected in the total return calculation.
         (3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.60%, 2.59%, 2.61% and 2.60% for the periods ended June 30, 2000, December 31,
                        1999, 1998 and 1997, respectively.
         (4)            Annualized.
         (5)            Not annualized.
         (6) The beginning net asset value per share of Class B and Class C shares equals the net asset value per share of the Class A shares as of the first day Class B and Class C shares were sold, January 9, 1997.

32                     See Notes to Financial Statements

PHOENIX-ENGEMANN FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  The Phoenix-Engemann Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. To date, five Funds are offered for sale: Phoenix-Engemann Balanced Return Fund, Phoenix-Engemann Focus Growth Fund, Phoenix-Engemann Nifty Fifty Fund, Phoenix-Engemann Small & Mid-Cap Growth Fund and Phoenix-Engemann Value 25 Fund, collectively referred to as the "Funds," are series of The Phoenix-Engemann Funds. Each Fund represents an investment in a separate diversified fund with its own investment objectives. BALANCED RETURN FUND seeks to maximize a total investment return consistent with reasonable risk through a balanced approach. FOCUS GROWTH FUND seeks to achieve long-term capital appreciation. NIFTY FIFTY FUND seeks to achieve long-term capital appreciation by investing in approximately 50 different securities. SMALL & MID-CAP GROWTH FUND seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of companies with market capitalizations below $1.5 billion. VALUE 25 FUND seeks to achieve dividend income and long-term growth of capital by investing in equity securities which the Adviser believes offer the best potential for current dividend yield and long-term capital appreciation.

  Each Fund offers Class A, Class B and Class C shares. Class M shares have been closed. Effective April 3, 2000, Class A shares are sold with a front-end sales charge of up to 5.75%. Prior to that date, the maximum sales charge was 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Funds are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Trust is notified. Realized gains and losses are determined on the identified cost basis. The Trust does not amortize premiums but does amortize discounts.

C. INCOME TAXES:

  Each Fund is treated as a separate taxable entity. It is the policy of each Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not

PHOENIX-ENGEMANN FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000 (UNAUDITED) (CONTINUED)

separate that portion of the results of operations arising from changes in the exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:

  The Small & Mid-Cap Growth Fund and the Value 25 Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

  A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

G. FUTURES CONTRACTS:

  A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. The Small & Mid-Cap Growth Fund and the Value 25 Fund may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as daily variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments.

H. OPTIONS:

  Each Fund may write covered options or purchase options contracts for purpose of hedging against changes in the market value of the underlying securities or foreign currencies. Additionally, each Fund may buy and sell options on domestic and foreign securities indices for hedging purposes.

  Each Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist from the contracts.

  Each Fund may purchase options which are included in the Fund's Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

I. EXPENSES:

  Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

J. LOAN AGREEMENTS:

  The Funds may invest in direct debt instruments which are invested in amounts owed by a corporation, governmental, or other borrower to lenders or lending syndicates. The Funds' investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and lender that is selling the loan agreement. For loans which the Funds are a participant, the Funds may not sell their participation in the loan without the lender's prior consent. When the Funds purchase assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries

PHOENIX-ENGEMANN FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000 (UNAUDITED) (CONTINUED)

involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  As compensation for its services to the Trust, the Adviser, Roger Engemann & Associates, Inc. ("REA", or the "Adviser"), a wholly owned subsidiary of Pasadena Capital Corporation, which in turn is a wholly owned subsidiary of Phoenix Investment Partners, Ltd. a publicly-traded company 60% owned by Phoenix Home Life Mutual Insurance Company, is entitled to a fee, based upon the following annual rates as a percentage of the average daily net assets of each
Fund:

                                 First $50   Next $450   Over $500
                                  Million     Million     Million
                                 ---------   ---------   ---------
Balanced Return Fund...........    0.80%       0.70%       0.60%
Focus Growth Fund..............    0.90%       0.80%       0.70%
Nifty Fifty Fund...............    0.90%       0.80%       0.70%
Small & Mid-Cap Growth Fund....    1.00%       0.90%       0.80%
Value 25 Fund..................    0.90%       0.80%       0.70%

  The Adviser furnishes advice and recommendations with respect to the Funds' securities portfolios, supervises the Funds' investments, provides Fund accounting and pricing, and provides the Trust's Board of Trustees with periodic and special reports on investment securities, economic conditions and other pertinent subjects. The Adviser also performs various administrative and shareholder services for each Fund under separate administration agreements. All normal operating expenses of the Funds, except for fees and expenses associated with investment management services, service fees, distribution fees, Trustees' fees, audit fees and certain legal fees are paid by the Adviser pursuant to the administration agreements.
  Phoenix Equity Planning Corporation ("PEPCO") an indirect majority-owned subsidiary of PHL, which serves as the national distributor of the Trust's shares has advised the Trust that it retained net selling commissions of $149,404 for Class A shares and deferred sales charges of $334,977 for Class B shares and $45,352 for Class C shares for the year ended December 31, 1999. In addition, each Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each Fund. The distributor has advised the Trust that of the total amount expensed for the year ended December 31, 1999 $2,344,989 was retained by the Distributor, $2,042,044 was paid out to unaffiliated participants and $55,332 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  As Administrator of the Funds, PEPCO received a fee for bookkeeping, administration, and pricing services at an annual rate of 0.60% of average daily net assets up to $50 million, 0.50% of average daily net assets of $50 million to $500 million, 0.40% of average daily net assets of $500 million through $625 million, and 0.30% of average daily net assets greater than $625 million: a minimum fee may apply.

  PEPCO has voluntarily agreed to waive, when necessary, a portion of its administration fee so that Other Operating Expenses (operating expenses excluding management fees and 12b-1 fees) do not exceed the following limits:

                          1st
                          $50      Next $450   Next $125   Over $625
                        Million     Million     Million     Million
                        --------   ---------   ---------   ---------
Balanced Return
  Fund................   1.09%       0.60%       0.40%       0.40%
Focus Growth Fund.....   0.99%       0.50%       0.30%       0.30%
Nifty Fifty Fund......   0.99%       0.50%       0.30%       0.30%
Small & Mid-Cap Growth
  Fund*...............   0.50%       0.40%       0.30%       0.30%
Value 25 Fund*........   0.50%       0.40%       0.30%       0.30%

  PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent.
* Prior to March 1, 2000, the expense limits were 0.60%, 0.50%, 0.40% and 0.40%, respectively.

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities during the six months ended June 30, 2000 (excluding U.S. Government and agency securities, short-term securities, futures contracts and forward currency contracts) aggregated the following:

                                       Purchases        Sales
                                      ------------   ------------
Balanced Return Fund................  $ 23,639,556   $ 50,205,579
Focus Growth Fund...................   155,371,153    167,309,344
Nifty Fifty Fund....................   291,972,885    287,381,516
Small & Mid Cap Growth Fund.........   243,642,686    142,900,394
Value 25 Fund.......................    10,795,868     16,132,249

  Purchases and sales of U.S. Governments and agency securities during the six months ended June 30, 2000, aggregated $34,386,094 and $0, respectively, for the Balanced Return Fund.

PHOENIX-ENGEMANN FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000 (UNAUDITED) (CONTINUED)

  Written option activity during the six months ended June 30, 2000, for the Focus Growth Fund aggregated the following:

                                           Number of   Amount of
                                            Options     Premium
                                           ---------   ----------
Options outstanding at December 31,
  1999...................................    2,100     $1,017,416
Options written..........................    9,000      1,721,478
Option canceled in closing purchase
  transactions...........................       --             --
Options expired..........................   (4,600)      (531,445)
Options exercised........................   (6,500)    (2,207,449)
                                            ------     ----------
Options outstanding at June 30, 2000.....       --             --
                                            ======     ==========

4. CREDIT RISK

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

5. CAPITAL LOSS CARRYOVERS

  The following Funds have capital loss carryovers, expiring in 2006, which may be used to offset future capital gains.

Small & Mid-Cap Growth Fund...............  $4,320,592

  Under current tax law, capital loss realized after October 31, may be deferred and treated as occurring on the first day of the following tax year. For the calendar year ended December 31, 1999, the Balanced Return Fund and the Value 25 Fund elected to defer losses occurring between November 1, 1999 and December 31, 1999 in the amounts of $17,366 and $139,062, respectively.

6. SUBSEQUENT EVENT

  Effective July 1, 2000, the Administrative Agreement was changed. PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc. (subagent to PEPCO), plus (2) the documented cost of the financial agent to provide financial reporting, tax services and oversight of the subagent's performance. The current fee schedule of PFPC, Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply. The voluntary expense waiver limitations remain unchanged.

  This report is not authorized for distribution to prospective investors in the Phoenix-Engemann Funds unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

PHOENIX-ENGEMANN FUNDS
600 North Rosemead Boulevard
Pasadena, California 91107-2133

TRUSTEES
Roger Engemann
Barry E. McKinley
Robert L. Peterson
Richard C. Taylor
Angela Wong

OFFICERS
Roger Engemann, President
Malcolm Axon, Chief Financial Officer
Tina L. Mitchell, Secretary
John S. Tilson, Vice President
Thomas N. Steenburg, General Counsel and
  Vice President

INVESTMENT ADVISERS
Roger Engemann & Associates ("REA")
600 North Rosemead Boulevard
Pasadena, California 91107-2133

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

CUSTODIAN
Union Bank of California
475 Sansome Street
San Francisco, California 94111

TRANSFER AGENT
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US

The Fund Connection          1-800-243-1574
Customer Service             1-800-243-1574 (option
                             0)
Investment Strategy Hotline  1-800-243-4361 (option
                             2)
Marketing Department         1-800-243-4361 (option
                             3)
Text Telephone               1-800-243-1926
www.phoenixinvestments.com

       Phoenix Equity Planning Corporation
       PO Box 2200
       Enfield CT 06083-2200
                                                             ---------------
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                                                             | U.S. Postage |
                                                             |     PAID     |
                                                             |    Andrew    |
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       INVESTMENT PARTNERS


       For more information about
       Phoenix mutual funds, please call
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       contact us at 1-800-243-4361 or
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PXP 2115A (8/00)